Share capital (Tables)	6 Months Ended
Dec. 31, 2018
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Summary of Shares Purchases

Details of the BHP Group Limited purchases are shown in the table below:

Half year ended	Shares purchased	Number	Cost per share	Total cost US$M
31 December 2018	BHP Group Limited	265,839,711	A$27.64	5,274